IVY FUNDS

Supplement dated March 8, 2011 to the

Ivy Funds Statement of Additional Information dated July 30, 2010 and as supplemented October 7, 2010, November 19, 2010,

and December 1, 2010

Reorganization and Closure of Ivy Mortgage Securities Fund

On January 22, 2011, Ivy Mortgage Securities Fund merged into Ivy Bond Fund. The Ivy Mortgage Securities Fund has been liquidated and has terminated operations as a management investment company.

*    *    *

All references to Mr. Barry Ogden and accompanying information on pages 99, 102 and 103 of the Ivy Funds statement of additional information are deleted.

*    *    *

The following replaces the corresponding chart in the “Portfolio Managers – Portfolio Managers employed by IICO” section on page 97 of the Ivy Funds statement of additional information for Daniel Becker and is current as of December 31, 2010:

Daniel Becker—Ivy Capital Appreciation Fund*

                             Ivy Large Cap Growth Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	13	37
Number of Accounts Managed with Performance-Based Advisory Fees	0	4	3
Assets Managed (in millions)	$3,104.6	$3,081.1	$2,276.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$326.9	$317.6

* Mr. Becker assumed direct co-management responsibilities of Ivy Capital Appreciation Fund effective March 1, 2011.

The following replaces the corresponding chart in the “Portfolio Managers – Portfolio Managers employed by IICO” section on page 100 of the Ivy Funds statement of additional information for Philip Sanders and is current as of December 31, 2010:

Philip Sanders—Ivy Capital Appreciation Fund*

                             Ivy Large Cap Growth Fund

	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	13	37
Number of Accounts Managed with Performance-Based Advisory Fees	0	4	3
Assets Managed (in millions)	$3,104.6	$3,081.1	$2,276.0
Assets Managed with Performance-Based Advisory Fees (in millions)	$0	$326.9	$317.6

* Mr. Sanders assumed direct co-management responsibilities of Ivy Capital Appreciation Fund effective March 1, 2011.

The following replaces the corresponding information in the section entitled “Portfolio Managers – Portfolio Managers employed by IICO – Ownership of Securities” on pages 102 and 103 of the Ivy Funds statement of additional information for Daniel Becker and Philip Sanders:

Ownership of Securities

As of December 31, 2010, the dollar range of shares of the Fund beneficially owned by each portfolio manager is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Owned	Dollar Range of Shares Owned in the Fund Complex
Daniel Becker	Ivy Capital Appreciation Fund**** Ivy Large Cap Growth Fund	$0 $50,001 to $100,000	$100,001 to $500,000
Philip Sanders	Ivy Capital Appreciation Fund**** Ivy Large Cap Growth	$0 $100,001 to $500,000	$100,001 to $500,000

****	Mr. Becker and Mr. Sanders assumed direct co-management responsibilities of Ivy Capital Appreciation Fund effective March 1, 2011.

A portion of each portfolio manager’s compensation is held in a deferred account, and deemed to be invested in funds within the Fund Complex. As of December 31, 2010, the dollar range of shares deemed owned by each portfolio manager is:

Manager	Fund(s) Managed in the Ivy Family of Funds	Dollar Range of Fund Shares Deemed Owned in Fund or Style Managed[1]	Dollar Range of Shares Deemed Owned in the Fund Complex
Daniel Becker	Ivy Capital Appreciation Fund**** Ivy Large Cap Growth Fund	$0 $100,001 to $500,000	$100,001 to $500,000
Philip Sanders	Ivy Capital Appreciation Fund**** Ivy Large Cap Growth	$0 $100,001 to $500,000	$100,001 to $500,000
****	Mr. Becker and Mr. Sanders assumed direct co-management responsibilities of Ivy Capital Appreciation Fund effective March 1, 2011.
[1]	Shares deemed to be owned in any fund within the Fund Complex which is managed by the portfolio manager.